UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     January 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $45,493 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      182    53000 SH       53000                       0        0    53000
APPLE INC                      COM              037833100      273      675 SH       675                         0        0      675
BRISTOL MYERS SQUIBB CO        COM              110122108     3252    92274 SH       92274                       0        0    92274
BUNGE LIMITED                  COM              G16962105     1030    18000 SH       18000                       0        0    18000
CALPINE CORP                   COM NEW          131347304     2339   143262 SH       143262                      0        0   143262
CREE INC                       COM              225447101      622    28200 SH       28200                       0        0    28200
CROSS TIMBERS RTY TR           TR UNIT          22757R109      883    18065 SH       18065                       0        0    18065
DELL INC                       COM              24702R101      192    13100 SH       13100                       0        0    13100
EXXON MOBIL CORP               COM              30231G102      482     5690 SH       5690                        0        0     5690
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2341   146937 SH       146937                      0        0   146937
FORD MTR CO DEL                COM PAR $0.01    345370860      447    41500 SH       41500                       0        0    41500
GENERAL DYNAMICS CORP          COM              369550108     1347    20287 SH       20287                       0        0    20287
GENERAL ELECTRIC CO            COM              369604103     1730    96615 SH       96615                       0        0    96615
GENERAL MTRS CO                COM              37045V100     1117    55100 SH       55100                       0        0    55100
GENWORTH FINL INC              COM CL A         37247D106       79    12000 SH       12000                       0        0    12000
GERON CORP                     COM              374163103      514   347367 SH       347367                  40000        0   307367
GOLDEN STAR RES LTD CDA        COM              38119T104      287   174000 SH       174000                      0        0   174000
HEALTHCARE RLTY TR             COM              421946104      812    43666 SH       43666                       0        0    43666
HEWLETT PACKARD CO             COM              428236103     1556    60389 SH       60389                       0        0    60389
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      303    16070 SH       16070                       0        0    16070
INTEL CORP                     COM              458140100     2846   117377 SH       117377                      0        0   117377
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       75    10500 SH       10500                       0        0    10500
JEFFERIES GROUP INC NEW        COM              472319102      146    10600 SH       10600                       0        0    10600
JOHNSON & JOHNSON              COM              478160104      202     3082 SH       3082                        0        0     3082
M D C HLDGS INC                COM              552676108      206    11700 SH       11700                       0        0    11700
MICROSOFT CORP                 COM              594918104     2031    78235 SH       78235                       0        0    78235
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104       80    19000 SH       19000                       0        0    19000
NEWMONT MINING CORP            COM              651639106     2196    36600 SH       36600                       0        0    36600
NVIDIA CORP                    COM              67066G104     1651   119100 SH       119100                      0        0   119100
PENNS WOODS BANCORP INC        COM              708430103      250     6440 SH       6440                        0        0     6440
PFIZER INC                     COM              717081103      372    17200 SH       17200                       0        0    17200
PICO HLDGS INC                 COM NEW          693366205     1756    85333 SH       85333                    2000        0    83333
PLUM CREEK TIMBER CO INC       COM              729251108      406    11100 SH       11100                       0        0    11100
POTASH CORP SASK INC           COM              73755L107      301     7300 SH       7300                        0        0     7300
PULTE GROUP INC                COM              745867101     1978   313399 SH       313399                  10000        0   303399
QUALCOMM INC                   COM              747525103     1820    33275 SH       33275                       0        0    33275
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      436    19136 SH       19136                       0        0    19136
SATCON TECHNOLOGY CORP         COM              803893106       31    52300 SH       52300                   40000        0    12300
SENECA FOODS CORP NEW          CL B             817070105     1895    72789 SH       72789                    4149        0    68640
SENECA FOODS CORP NEW          CL A             817070501     2381    92230 SH       92230                   20444        0    71786
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1172    29045 SH       29045                       0        0    29045
VISTA GOLD CORP                COM NEW          927926303      509   165663 SH       165663                   9997        0   155666
WAL MART STORES INC            COM              931142103     2965    49612 SH       49612                       0        0    49612